Formation transactions and Initial Public Offering (Details Textual) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Aug. 12, 2014	Jun. 30, 2017	Aug. 31, 2014
Formation Transactions and Initial Public Offering [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375
IPO [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners' Capital Account, Units Issued	11,040,000
Exercise Of Option, Additional Common Units	1,440,000
Proceeds from Issuance Initial Public Offering	$ 203.5
Percentage of Partnership Interest	42.00%
Gross Proceeds From Initial Public offering	$ 220.8
Net Cash Proceeds Retained From Initial Public offering	$ 20.0
Sale of Stock, Price Per Share	$ 20.00
Payments to Fund Long-term Loans to Related Parties	$ 140.0
Hoegh LNG Holdings Ltd [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partnership Contribution On Promissory Note Receivables And Accrued Interest	$ 40.0
Limited Partners Capital Account, Units Outstanding	2,116,060
Percentage of incentive distribution rights	100.00%
Limited Partners' Capital Account, Units Issued	2,116,060
Cash Available for Distributions	$ 43.5
Incentive Distribution Right Target Distribution Per Unit	$ 0.388125
Related Party Transaction, Rate	5.88%
Hoegh LNG Holdings Ltd [Member] | Subordinated Unit [Member]
Formation Transactions and Initial Public Offering [Line Items]
Limited Partners Capital Account, Units Outstanding	13,156,060
Limited Partners' Capital Account, Units Issued	13,156,060
Hoegh LNG Partners LP [Member] | Partnership Interest [Member]
Formation Transactions and Initial Public Offering [Line Items]
Percentage of Partnership Interest	58.00%
Revolving Credit Facility [Member]
Formation Transactions and Initial Public Offering [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 85.0
Revolving Credit Facility [Member] | Hoegh LNG Holdings Ltd [Member]
Formation Transactions and Initial Public Offering [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85.0